May 1, 2017

DREYFUS SELECT MANAGERS SMALL CAP GROWTH FUND

(Class A, C, I and Y shares)

Supplement to Summary Prospectus

dated November 30, 2016
and Statutory Prospectus
dated September 30, 2016

As Revised November 30, 2016

The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

The fund’s board has approved Redwood Investments, LLC (Redwood) as an additional subadviser to the fund, effective on or about May 16, 2017 (the Effective Date).  In addition, with the fund board’s approval, The Dreyfus Corporation (Dreyfus), the fund’s investment adviser, has terminated the Sub-Investment Advisory Agreement between Dreyfus and Riverbridge Partners, LLC (Riverbridge) and the Sub-Investment Advisory Agreement between Dreyfus and Advisory Research, Inc. (ARI), effective May 15, 2017.

As of the Effective Date, the fund’s assets will be allocated among six subadvisers – EAM Investors, LLC (EAM), Henderson Geneva Capital Management LLC (HGCM), Rice Hall James & Associates, LLC (RHJ), Nicholas Investment Partners, L.P. (Nicholas), Granite Investment Partners, LLC (Granite) and Redwood.  The target percentage of the fund’s assets to be allocated over time to the subadvisers is approximately 20% to EAM, 20% to HGCM, 20% to RHJA, 15% to Nicholas, 15% to Redwood and 10% to Granite.  The portions of the fund’s assets previously allocated to Riverbridge and ARI (approximately 6% and 13%, respectively, of the fund’s assets) will be re-allocated to the other subadvisers over time in accordance with the target amounts noted above.  The target percentage of the fund’s assets to be allocated to Redwood, and any modification to the target percentage of the fund’s assets currently allocated to the other subadvisers, will occur over time.  Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

Redwood combines quantitative and qualitative assessments in seeking to identify companies that will exceed consensus earnings expectations over short and medium term time periods.  These are companies demonstrating positive estimate revisions, attractive valuation and high quality characteristics.  Redwood’s stock selection process utilizes a combination of bottom-up fundamental analysis and next generation quantitative techniques.  Using its proprietary, multi-factor, dynamic stock quantitative model, Redwood ranks the stocks of U.S. companies with market capitalizations between $300 million and $4 billion that it considers to be growth companies based on factors in five categories:  Fundamentals, Valuation, Financial Quality, Stability, and Momentum.  Redwood’s small cap growth investment team then focuses their qualitative research on the highest ranked stocks in the quantitative model to identify and understand the critical variables and the catalysts that may lead to outperformance.  As part of this qualitative assessment, Redwood’s analysts evaluate financial statements and corporate filings, meet with company management teams and perform “grassroots” research before recommending a stock as a potential investment.  Final stock selection decisions are made by Redwood’s small cap growth investment team after each recommendation has been fully vetted and evaluated on its merits and on how the stock would complement the other holdings in the portfolio.  After selecting a stock for investment, Redwood’s portfolio managers use systematic risk tools and draw upon their investment experience to measure, monitor and manage portfolio risk with the objective of building a portfolio that seeks to maximize return while managing risk.  Redwood generally sells a stock if it determines that the original investment thesis is broken or there has been an adverse change in the company’s fundamentals or competitive advantage, relative valuation or volatility environment.

6289STK0517

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Redwood, One Gateway Center, Suite 802, Newton, Massachusetts 02458, is a registered investment adviser formed in 2004.  Jennifer K. Silver, CFA, Michael J. Mufson, CFA, Valerie B. Klaiman, CFA, Anthony E. Sutton and Ezra S. Samet, CFA are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio that is managed by Redwood.  Ms. Silver and Mr. Mufson are managing partners and portfolio managers with Redwood, which they co-founded.  Ms. Klaiman and Messrs. Sutton and Samet are portfolio managers and analysts with Redwood, which they joined in 2004, 2010 and 2006, respectively.  As of March 31, 2017, Redwood had approximately $1.4 billion in assets under management.

6289STK0517

May 1, 2017

DREYFUS SELECT MANAGERS SMALL CAP GROWTH FUND

(Class T shares)

Supplement to Statutory Prospectus
dated March 31, 2017

The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

The fund’s board has approved Redwood Investments, LLC (Redwood) as an additional subadviser to the fund, effective on or about May 16, 2017 (the Effective Date).  In addition, with the fund board’s approval, The Dreyfus Corporation (Dreyfus), the fund’s investment adviser, has terminated the Sub-Investment Advisory Agreement between Dreyfus and Riverbridge Partners, LLC (Riverbridge) and the Sub-Investment Advisory Agreement between Dreyfus and Advisory Research, Inc. (ARI), effective May 15, 2017.

As of the Effective Date, the fund’s assets will be allocated among six subadvisers – EAM Investors, LLC (EAM), Henderson Geneva Capital Management LLC (HGCM), Rice Hall James & Associates, LLC (RHJ), Nicholas Investment Partners, L.P. (Nicholas), Granite Investment Partners, LLC (Granite) and Redwood.  The target percentage of the fund’s assets to be allocated over time to the subadvisers is approximately 20% to EAM, 20% to HGCM, 20% to RHJA, 15% to Nicholas, 15% to Redwood and 10% to Granite.  The portions of the fund’s assets previously allocated to Riverbridge and ARI (approximately 6% and 13%, respectively, of the fund’s assets) will be re-allocated to the other subadvisers over time in accordance with the target amounts noted above.  The target percentage of the fund’s assets to be allocated to Redwood, and any modification to the target percentage of the fund’s assets currently allocated to the other subadvisers, will occur over time.  Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

Redwood combines quantitative and qualitative assessments in seeking to identify companies that will exceed consensus earnings expectations over short and medium term time periods.  These are companies demonstrating positive estimate revisions, attractive valuation and high quality characteristics.  Redwood’s stock selection process utilizes a combination of bottom-up fundamental analysis and next generation quantitative techniques.  Using its proprietary, multi-factor, dynamic stock quantitative model, Redwood ranks the stocks of U.S. companies with market capitalizations between $300 million and $4 billion that it considers to be growth companies based on factors in five categories:  Fundamentals, Valuation, Financial Quality, Stability, and Momentum.  Redwood’s small cap growth investment team then focuses their qualitative research on the highest ranked stocks in the quantitative model to identify and understand the critical variables and the catalysts that may lead to outperformance.  As part of this qualitative assessment, Redwood’s analysts evaluate financial statements and corporate filings, meet with company management teams and perform “grassroots” research before recommending a stock as a potential investment.  Final stock selection decisions are made by Redwood’s small cap growth investment team after each recommendation has been fully vetted and evaluated on its merits and on how the stock would complement the other holdings in the portfolio.  After selecting a stock for investment, Redwood’s portfolio managers use systematic risk tools and draw upon their investment experience to measure, monitor and manage portfolio risk with the objective of building a portfolio that seeks to maximize return while managing risk.  Redwood generally sells a stock if it determines that the original investment thesis is broken or there has been an adverse change in the company’s fundamentals or competitive advantage, relative valuation or volatility environment.

4098STK0517

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Redwood, One Gateway Center, Suite 802, Newton, Massachusetts 02458, is a registered investment adviser formed in 2004.  Jennifer K. Silver, CFA, Michael J. Mufson, CFA, Valerie B. Klaiman, CFA, Anthony E. Sutton and Ezra S. Samet, CFA are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio that is managed by Redwood.  Ms. Silver and Mr. Mufson are managing partners and portfolio managers with Redwood, which they co-founded.  Ms. Klaiman and Messrs. Sutton and Samet are portfolio managers and analysts with Redwood, which they joined in 2004, 2010 and 2006, respectively.  As of March 31, 2017, Redwood had approximately $1.4 billion in assets under management.

4098STK0517

May 1, 2017

DREYFUS SELECT MANAGERS SMALL CAP GROWTH FUND

Supplement to Statement of Additional Information
dated August 31, 2016, as revised or amended September 30, 2016,
December 30, 2016, February 1, 2017, March 1, 2017, March 31, 2017 and May 1, 2017

The following information supplements and supersedes any contrary information contained in the fund's Statement of Additional Information:

The Manager has terminated the Sub-Investment Advisory Agreement between the Manager and Riverbridge, a subadviser to the fund, and the Sub-Investment Advisory Agreement between the Manager and ARI, a subadviser to the fund, effective May 15, 2017.  In addition, the Manager has engaged Redwood Investments, LLC ("Redwood" and collectively with EAM, Granite, HGCM, Nicholas and RHJ, the "Sub-Advisers") to serve as an additional subadviser to the fund and to provide day-to-day management of that portion of the fund's assets allocated to Redwood, effective on or about May 16, 2017.

Redwood is a Massachusetts limited liability company formed in 2004.  Redwood is located at One Gateway Center, Suite 802, Newton, Massachusetts 02458.  Jennifer K. Silver, CFA, Michael J. Mufson, CFA, Valerie B. Klaiman, CFA, Anthony E. Sutton and Ezra S. Samet, CFA are the portfolio managers responsible for the day-to-day management of the portion of the fund's portfolio that is managed by Redwood.  As of March 31, 2017, Redwood had approximately $1.4 billion in assets under management.

The following is a list of persons (to the extent known by the fund) who are deemed to control Redwood by virtue of ownership of stock or other interests of Redwood:  Jennifer K. Silver, Michael J. Mufson and Estancia Capital Partners, LP.

Portfolio Manager Compensation − Redwood.  The portfolio managers are compensated by Redwood.  Portfolio managers are paid both competitive salaries and awarded annual bonuses.  Annual bonus amounts are based upon each portfolio manager's individual contribution to Redwood's investment performance.

Additional Information About the Portfolio Manager.  The following table lists the number and types of accounts advised by Mses. Silver and Klaiman and Messrs. Mufson, Sutton and Samet, the fund's primary portfolio managers responsible for the day-to-day management of the portion of the fund's portfolio that is managed by Redwood, and assets under management in those accounts as of March 31, 2017:

Primary Portfolio Manager	Registered Investment Company Accounts	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Jennifer K. Silver (Redwood)	None	N/A	1	$8.342M	171	$1.077B
Michael J. Mufson (Redwood)	None	N/A	1	$8.342M	185	$1.393B
Valerie B. Klaiman (Redwood)	None	N/A	1	$8.342M	171	$1.077B
Anthony E. Sutton (Redwood)	None	N/A	1	$8.342M	171	$1.077B
Ezra S. Samet (Redwood)	None	N/A	1	$8.342M	185	$1.393B

GRP3-SAISTK-0517

None of the accounts included within the table above are subject to performance-based advisory fees.

As of the date of this Supplement, none of the portfolio managers listed above beneficially owned any shares of the fund.

GRP3-SAISTK-0517